Note 8 - Stockholders' Equity (Detail) - Summary of Stock Options (USD $)	12 Months Ended
Dec. 31, 2012
Options Outstanding - Number Outstanding (in Shares)	6,432,127
Options Outstanding - Weighted-Average Remaining Contractual Life	8 years 73 days
Options Outstanding - Weighted-Average Exercise Price	$ 1.58
Options Exercisable - Number Exercisable (in Shares)	2,386,909
Options Exercisable - Weighted-Average Exercise Price	$ 2.13
Range 1 [Member]
Range of Exercise Prices	$ 0.88
Range of Exercise Prices	$ 1.17
Options Outstanding - Number Outstanding (in Shares)	3,033,900
Options Outstanding - Weighted-Average Remaining Contractual Life	8 years 193 days
Options Outstanding - Weighted-Average Exercise Price	$ 0.99
Options Exercisable - Number Exercisable (in Shares)	287,500
Options Exercisable - Weighted-Average Exercise Price	$ 0.89
Range 2 [Member]
Range of Exercise Prices	$ 1.63
Range of Exercise Prices	$ 2.13
Options Outstanding - Number Outstanding (in Shares)	3,216,700
Options Outstanding - Weighted-Average Remaining Contractual Life	8 years 58 days
Options Outstanding - Weighted-Average Exercise Price	$ 1.79
Options Exercisable - Number Exercisable (in Shares)	1,917,882
Options Exercisable - Weighted-Average Exercise Price	$ 1.80
Range 3 [Member]
Range of Exercise Prices	$ 3.20
Range of Exercise Prices	$ 9.64
Options Outstanding - Number Outstanding (in Shares)	181,527
Options Outstanding - Weighted-Average Remaining Contractual Life	3 years 200 days
Options Outstanding - Weighted-Average Exercise Price	$ 7.61
Options Exercisable - Number Exercisable (in Shares)	181,527
Options Exercisable - Weighted-Average Exercise Price	$ 7.61